UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6295

        Nuveen New York Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Select Quality Municipal Fund, Inc. (NVN)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 17.0% (10.8% of Total Investments)
$ 500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	AAA	$535,475
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 -
	AMBAC Insured
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
1,315	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	AAA	1,408,299
610	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	AAA	651,913
2,500	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AAA	2,860,850
	Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured
105	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	1/08 at 100.00	AAA	105,351
	Series 1990, 7.200%, 7/01/15 – AMBAC Insured
695	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University,	7/12 at 100.00	AAA	733,169
	Series 2002, 5.000%, 7/01/18 – FGIC Insured
4,340	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series	7/08 at 101.00	Aaa	4,417,773
	1998, 5.000%, 7/01/21 – AMBAC Insured
	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York University,
	Series 2001-2:
1,350	5.500%, 7/01/18 – AMBAC Insured	7/11 at 100.00	AAA	1,436,157
800	5.500%, 7/01/20 – AMBAC Insured	7/11 at 100.00	AAA	851,056
600	5.500%, 7/01/21 – AMBAC Insured	7/11 at 100.00	AAA	638,292
2,125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	AAA	2,222,368
	Series 2001, 5.000%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	2,148,360
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
735	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	AAA	763,445
	5.000%, 7/01/37 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2000:
1,000	5.100%, 7/01/20 – MBIA Insured	7/11 at 101.00	AAA	1,057,910
2,875	5.250%, 7/01/30 – MBIA Insured	7/11 at 101.00	AAA	3,009,119
2,000	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York,	No Opt. Call	AAA	2,268,940
	Series 2005A, 5.500%, 7/01/18 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
775	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	863,505
620	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	690,289
10,060	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AAA	10,375,884
	University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured
1,000	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra	7/08 at 102.00	AAA	1,026,720
	University, Series 1998, 5.000%, 7/01/23 – MBIA Insured
7,250	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Horace	1/09 at 101.00	AAA	7,366,145
	Mann School, Series 1998, 5.000%, 7/01/28 – MBIA Insured
1,825	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	1,940,650
	Project, Residual Series 07-1032, 6.970%, 3/01/39 – FGIC Insured (IF)
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	AAA	2,054,700
3,200	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	AAA	3,268,608
3,245	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Pilots,	9/16 at 100.00	AAA	3,502,653
	Trust 2148, 7.652%, 3/01/36 – MBIA Insured (IF)
1,195	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	1,231,794
	Project, Series 2006, 5.000%, 3/01/31 – FGIC Insured
990	New York Industrial Development Agency, Revenue Bonds, Yankee Stadium, Series 2006, Residuals	9/16 at 100.00	AAA	1,051,588
	1875, 7.370%, 3/01/46 – FGIC Insured (IF)
995	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aaa	1,039,765
	7/01/32 – AMBAC Insured

56,705	Total Education and Civic Organizations			59,520,778

	Health Care – 20.3% (12.9% of Total Investments)
740	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/15 at 100.00	AAA	760,254
	Hospital for Special Surgery, Series 2005, 5.000%, 8/15/33 – MBIA Insured
5,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/08 at 102.00	AAA	6,122,634
	Millard Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 – AMBAC Insured
5,730	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/09 at 101.00	AAA	5,938,400
	Montefiore Medical Center, Series 1999, 5.500%, 8/01/38 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	2/08 at 101.00	AAA	3,011,400
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
2,385	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	2,485,695
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
2,655	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,733,854
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
6,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Refunding Bonds,	2/08 at 102.00	AAA	6,638,385
	United Health Services, Series 1997, 5.375%, 8/01/27 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,046,980
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
6,430	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	AAA	6,672,604
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 –
	MBIA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc.,
	Series 2007B:
955	5.250%, 7/01/27 – AGC Insured	7/17 at 100.00	AAA	1,004,221
825	5.125%, 7/01/37 – AGC Insured	7/17 at 100.00	AAA	845,584
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 – MBIA Insured	7/13 at 100.00	AAA	2,649,550
3,210	5.000%, 7/01/22 – MBIA Insured	7/13 at 100.00	AAA	3,344,563
2,820	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	3,081,978
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
2,120	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	2,169,650
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
12,020	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	12,663,186
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/26 – AMBAC Insured
2,025	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	AAA	2,110,374
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
2,800	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AAA	2,975,196
3,065	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	AAA	3,256,777
1,235	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	No Opt. Call	AAA	1,372,418
	2007A, 5.250%, 7/01/34 – FGIC Insured

68,010	Total Health Care			70,883,703

	Housing/Multifamily – 4.6% (2.9% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,470	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AAA	1,591,422
1,470	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AAA	1,589,658
5,445	5.000%, 7/01/25 – FGIC Insured	7/15 at 100.00	AAA	5,657,083
2,325	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/08 at 105.00	AAA	2,446,195
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 – AMBAC Insured
540	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	492,793
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
755	6.100%, 11/01/15 – FSA Insured	5/08 at 100.00	AAA	762,293
3,380	6.125%, 11/01/20 – FSA Insured	5/08 at 100.00	AAA	3,404,573

15,385	Total Housing/Multifamily			15,944,017

	Industrials – 1.0% (0.6% of Total Investments)
3,715	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	AAA	3,643,635
	Center Project, Series 2007A, 5.000%, 1/01/36 – XLCA Insured (Alternative Minimum Tax)

	Long-Term Care – 2.4% (1.5% of Total Investments)
2,000	Babylon Industrial Development Agency, New York, Revenue Bonds, WSNCHS East Inc., Series	8/09 at 101.00	AAA	2,093,960
	2000B, 6.000%, 8/01/24 – MBIA Insured
6,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	8/11 at 101.00	AAA	6,211,260
	Norwegian Christian Home and Health Center, Series 2001, 5.200%, 8/01/36 – MBIA Insured

8,000	Total Long-Term Care			8,305,220

	Tax Obligation/General – 17.0% (10.8% of Total Investments)
1,500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – FGIC Insured	3/13 at 100.00	Aaa	1,595,280
745	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – MBIA Insured	No Opt. Call	Aaa	813,711
2,000	Erie County, New York, General Obligation Bonds, Series 2005A, 5.000%, 12/01/18 – MBIA Insured	12/15 at 100.00	AAA	2,159,860
14,405	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	14,736,891
	5.000%, 2/15/47 – FGIC Insured (UB)
45	New York City, New York, General Obligation Bonds, Fiscal Series 1992C, 6.250%, 8/01/10 –	2/08 at 100.00	AAA	45,116
	FSA Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
3,730	5.125%, 8/01/25 – MBIA Insured	8/08 at 101.00	AAA	3,797,886
5,410	5.375%, 8/01/27 – MBIA Insured	8/08 at 101.00	AAA	5,516,793
3,920	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29 –	4/09 at 101.00	AAA	3,986,718
	MBIA Insured
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001D, 5.000%, 8/01/16 –	8/10 at 101.00	AAA	3,157,380
	FGIC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
3,250	5.000%, 11/01/19 – FSA Insured	11/14 at 100.00	AAA	3,488,063
1,650	5.000%, 11/01/20 – FSA Insured	11/14 at 100.00	AAA	1,761,639
2,900	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AAA	3,103,435
	FGIC Insured
	Oneida County, New York, General Obligation Public Improvement Bonds, Series 2000:
100	5.375%, 4/15/18 – MBIA Insured	4/09 at 102.00	AAA	104,516
100	5.375%, 4/15/19 – MBIA Insured	4/09 at 102.00	AAA	104,516
	Rensselaer County, New York, General Obligation Bonds, Series 1991:
960	6.700%, 2/15/16 – AMBAC Insured	No Opt. Call	AAA	1,172,698
960	6.700%, 2/15/17 – AMBAC Insured	No Opt. Call	AAA	1,179,120
960	6.700%, 2/15/18 – AMBAC Insured	No Opt. Call	AAA	1,189,795
960	6.700%, 2/15/19 – AMBAC Insured	No Opt. Call	AAA	1,200,144
960	6.700%, 2/15/20 – AMBAC Insured	No Opt. Call	AAA	1,207,536
747	6.700%, 2/15/21 – AMBAC Insured	No Opt. Call	AAA	945,784
	Rochester, New York, General Obligation Bonds, Series 1999:
735	5.250%, 10/01/20 – MBIA Insured	No Opt. Call	AAA	830,337
735	5.250%, 10/01/21 – MBIA Insured	No Opt. Call	AAA	830,153
730	5.250%, 10/01/22 – MBIA Insured	No Opt. Call	AAA	826,083
730	5.250%, 10/01/23 – MBIA Insured	No Opt. Call	AAA	826,199
730	5.250%, 10/01/24 – MBIA Insured	No Opt. Call	AAA	825,725
730	5.250%, 10/01/25 – MBIA Insured	No Opt. Call	AAA	825,674
725	5.250%, 10/01/26 – MBIA Insured	No Opt. Call	AAA	820,526
2,190	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/19 – MBIA Insured	8/15 at 100.00	AAA	2,340,672

55,607	Total Tax Obligation/General			59,392,250

	Tax Obligation/Limited – 51.0% (32.4% of Total Investments)
10	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 100.00	AAA	10,020
	Services Facilities, Series 1996B, 5.375%, 2/15/26 – MBIA Insured
5	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	2/08 at 101.00	Aaa	5,109
	Services Facilities, Series 1997A, 5.750%, 8/15/22 – MBIA Insured
7,145	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/09 at 101.00	AAA	7,465,596
	District Program, Series 1999, 5.750%, 7/01/19 – MBIA Insured
3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AAA	3,842,231
	2004-2, 5.000%, 7/01/20 – FGIC Insured
2,250	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	2,315,723
	Improvements, Series 2005B, 5.000%, 2/15/30 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D1:
670	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AAA	726,689
1,715	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AAA	1,789,500
7,925	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	8,444,484
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,090	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,155,204
	2005F, 5.000%, 3/15/21 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2003:
1,230	5.750%, 5/01/20 – FSA Insured	5/12 at 100.00	AAA	1,338,511
1,225	5.750%, 5/01/22 – FSA Insured	5/12 at 100.00	AAA	1,328,194
1,700	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	1,885,946
	City School District, Series 2004, 5.750%, 5/01/26 – FSA Insured
7,545	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	8,523,813
	City School District Project, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	7,958,625
	5.250%, 11/15/25 – FSA Insured
2,015	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	2,106,683
	5.000%, 11/15/31 – MBIA Insured
4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	4,965,056
	5.500%, 7/01/18 – MBIA Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,000	5.750%, 7/01/18 – FSA Insured	No Opt. Call	AAA	2,337,920
3,000	5.500%, 1/01/19 – MBIA Insured	7/12 at 100.00	AAA	3,238,080
5,000	5.500%, 1/01/20 – MBIA Insured	7/12 at 100.00	AAA	5,392,500
2,375	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	2,464,205
4,050	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AAA	4,162,388
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
4,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	4,257,920
1,560	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,611,137
1,560	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,605,396
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,640	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	3,822,291
1,960	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	2,053,433
3,170	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	3,303,996
1,500	5.000%, 10/15/32 – AMBAC Insured	10/14 at 100.00	AAA	1,560,705
5,600	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	5,850,376
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2002B:
2,820	5.250%, 5/01/16 – MBIA Insured	11/11 at 101.00	AAA	3,039,114
1,000	5.250%, 5/01/17 – MBIA Insured	11/11 at 101.00	AAA	1,077,700
6,680	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	7,151,875
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
3,160	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	3,362,366
	Series 2003E, 5.250%, 2/01/22 – MBIA Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,129,200
	Series 2004C, 5.000%, 2/01/19 – XLCA Insured
3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	3,673,075
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005:
2,500	5.000%, 11/15/30 – AMBAC Insured	11/15 at 100.00	AAA	2,584,475
11,865	5.000%, 11/15/44 – AMBAC Insured	11/15 at 100.00	AAA	12,155,218
7,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1997B, 4.875%,	4/08 at 101.00	AAA	7,853,773
	4/01/20 – MBIA Insured
	New York State Municipal Bond Bank Agency, Buffalo, Special Program Revenue Bonds,
	Series 2001A:
875	5.125%, 5/15/19 – AMBAC Insured	5/11 at 100.00	AAA	918,260
920	5.125%, 5/15/20 – AMBAC Insured	5/11 at 100.00	AAA	965,485
965	5.250%, 5/15/21 – AMBAC Insured	5/11 at 100.00	AAA	1,017,139
1,015	5.250%, 5/15/22 – AMBAC Insured	5/11 at 100.00	AAA	1,064,735
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AAA	1,055,380
	2004, 5.000%, 4/01/22 – MBIA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
8,455	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AAA	9,713,019
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	1,596,240
1,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,045,380
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
11,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AAA	11,822,166
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AAA	1,063,550
4,565	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AAA	4,848,258
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	520,360
	2005B, 5.000%, 3/15/30 – FSA Insured
4,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	4,519,480
	2002E, 5.500%, 7/01/18 – FSA Insured

167,820	Total Tax Obligation/Limited			178,697,979

	Transportation – 9.9% (6.3% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
6,000	5.500%, 11/15/18 – AMBAC Insured	11/12 at 100.00	AAA	6,511,980
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	AAA	2,116,760
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002E:
1,335	5.500%, 11/15/21 – MBIA Insured	11/12 at 100.00	AAA	1,448,916
4,575	5.000%, 11/15/25 – MBIA Insured	11/12 at 100.00	AAA	4,749,216
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
2,625	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA	2,799,248
2,260	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	AAA	2,343,010
1,650	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	1,721,759
	FSA Insured
955	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AAA	1,010,065
	FGIC Insured
2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/09 at 101.00	AAA	2,566,350
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
1,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	1,741,916
	Series 2005, 5.000%, 12/01/31 – XLCA Insured
1,560	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	1,790,490
	Bonds, RITES Trust 1516, 7.411%, 8/15/32 – FSA Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 – MBIA Insured	No Opt. Call	AAA	1,814,496
3,800	5.250%, 11/15/22 – MBIA Insured	11/12 at 100.00	AAA	4,054,980

32,505	Total Transportation			34,669,186

	U.S. Guaranteed – 16.2% (10.3% of Total Investments) (4)
2,095	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AAA	2,262,370
	Facilities, Series 2001, 5.500%, 7/01/18 (Pre-refunded 7/01/11) – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2000A:
2,495	0.000%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	2,320,824
1,870	0.000%, 7/01/21 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA	1,739,455
505	Dormitory Authority of the State of New York, Suffolk County, Lease Revenue Bonds, Judicial	No Opt. Call	Baa1 (4)	670,827
	Facilities, Series 1991A, 9.500%, 4/15/14 (ETM)
	Erie County, New York, General Obligation Bonds, Series 1999A:
700	5.500%, 10/01/17 (Pre-refunded 10/01/09) – FGIC Insured	10/09 at 101.00	AAA	737,520
700	5.250%, 10/01/19 (Pre-refunded 10/01/09) – FGIC Insured	10/09 at 101.00	AAA	734,559
3,125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	3,358,844
	5.250%, 9/01/28 (Pre-refunded 9/01/11) – FSA Insured
	Longwood Central School District, Suffolk County, New York, Series 2000:
1,000	5.750%, 6/15/19 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,096,040
1,000	5.750%, 6/15/20 (Pre-refunded 6/15/11) – FGIC Insured	6/11 at 101.00	Aaa	1,096,040
4,695	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	7/11 at 100.00	AAA	5,031,397
	1998A, 5.250%, 7/01/28 (Pre-refunded 7/01/11) – FGIC Insured
11,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	11,968,550
	4.750%, 4/01/28 (Pre-refunded 10/01/15) – FGIC Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	4,391,760
3,250	5.000%, 4/01/29 (Pre-refunded 10/01/14) – FSA Insured	10/14 at 100.00	AAA	3,568,305
2,330	Nassau County, North Hempstead, New York, General Obligation Refunding Bonds, Series 1998B,	3/08 at 101.00	Aaa	2,360,383
	4.750%, 3/01/18 (Pre-refunded 3/01/08) – FGIC Insured
820	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	Aaa	891,660
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
1,075	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/09 at 101.00	AAA	1,129,546
	Natural History, Series 1999A, 5.750%, 7/01/29 (Pre-refunded 7/01/09) – AMBAC Insured
	New York City, New York, General Obligation Bonds, Fiscal Series 1998H:
420	5.125%, 8/01/25 (Pre-refunded 8/01/08) – MBIA Insured	8/08 at 101.00	AAA	429,622
30	5.375%, 8/01/27 (Pre-refunded 8/01/08) – MBIA Insured	8/08 at 101.00	AAA	30,730
1,080	New York City, New York, General Obligation Bonds, Fiscal Series 1999I, 5.000%, 4/15/29	4/09 at 101.00	AAA	1,118,923
	(Pre-refunded 4/15/09) – MBIA Insured
5,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	5,407,150
	4/01/19 (Pre-refunded 4/01/12) – FSA Insured
6,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	6,349,920
	Facilities, Series 2000C, 5.125%, 1/01/23 (Pre-refunded 1/01/11) – FSA Insured

53,190	Total U.S. Guaranteed			56,694,425

	Utilities – 11.2% (7.1% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 – FSA Insured	No Opt. Call	AAA	1,914,240
4,000	0.000%, 6/01/25 – FSA Insured	No Opt. Call	AAA	1,805,440
15,000	0.000%, 6/01/26 – FSA Insured	No Opt. Call	AAA	6,387,150
3,000	0.000%, 6/01/27 – FSA Insured	No Opt. Call	AAA	1,210,320
4,500	0.000%, 6/01/28 – FSA Insured	No Opt. Call	AAA	1,711,980
3,000	0.000%, 6/01/29 – FSA Insured	No Opt. Call	AAA	1,079,490
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	3,104,820
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
6,010	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	6,363,027
7,735	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	8,138,844
750	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	776,805
	5.000%, 12/01/35 – CIFG Insured
6,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds,	9/08 at 102.00	AAA	6,190,980
	Rochester Gas and Electric Corporation, Series 1998A, 5.950%, 9/01/33 – MBIA Insured
	(Alternative Minimum Tax)
650	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	AAA	696,579
	11/15/19 – FGIC Insured

57,645	Total Utilities			39,379,675

	Water and Sewer – 6.9% (4.4% of Total Investments)
1,245	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,336,669
	Bonds, Fiscal Series 2000B, 6.100%, 6/15/31 – MBIA Insured
1,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/10 at 101.00	AAA	1,312,330
	Bonds, Fiscal Series 2000B, 6.000%, 6/15/33 – MBIA Insured
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,095,880
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,920	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	6,179,888
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – MBIA Insured
3,455	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/16 at 100.00	AAA	3,591,334
	Bonds, Series 2006B, 5.000%, 6/15/36 – MBIA Insured
7,100	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	7,396,496
	6/01/28 – MBIA Insured
2,230	Upper Mohawk Valley Regional Water Finance Authority, New York, Water System Revenue Bonds,	No Opt. Call	Aaa	1,121,222
	Series 2000, 0.000%, 4/01/23 – AMBAC Insured

24,175	Total Water and Sewer			24,033,819

$ 542,757	Total Investments (cost $527,658,925) – 157.5%			551,164,687

	Floating Rate Obligations – (4.2)%			(14,635,000)

	Other Assets Less Liabilities – 1.9%			6,512,767

	Preferred Shares, at Liquidation Value – (55.2)%			(193,000,000)

	Net Assets Applicable to Common Shares – 100%			$350,042,454

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by
AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of December 31, 2007.
During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC. Subsequent to
December 31, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $512,914,188.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$24,171,473
Depreciation	(553,323)

Net unrealized appreciation (depreciation) of investments	$23,618,150

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.